Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Sale of crude oil	$ 472,054	$ 648,670	$ 726,947
Sale of purchased crude oil	419	7,177	5,464
Sale of gas	6,251	5,076	25,024
Commodity risk management contracts designated as cash flow hedges	13,794	(85)	(810)
Revenue	$ 492,518	$ 660,838	$ 756,625